TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION

17. TAXATION

Cayman Islands and British Virgin Islands

Under the current tax laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2009, 2010 and 2011. Therefore, no Hong Kong profit tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries and VIE subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law(“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, the subsidiaries that are located in the Pudong New District of Shanghai enjoy five-year transitional EIT rates, which refer to the phase-in rates of 18%, 20%, 22%, 24% and 25% for the 5 years from 2008 to 2012 and the subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate.

In April 2007, C9I Beijing received approval from certain government authorities to be classified as a HNTE. This classification, subject to annual inspection, entitles C9I Beijing to enjoy an EIT exemption for 2007, 2008 and 2009, and a 50% reduction of the statutory rate in the three years thereafter, for which the Beijing tax authorities have granted approval. In April 2008, certain government authorities announced the new implementation rules for application and assessment of HNTE. Every qualified HNTE company is required to re-apply for this qualification according to the new implementation rules. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2008, C9I Beijing re-applied for the HNTE qualification and received approval for the HNTE qualification and related preferential tax rates during the period of 2008-2010 from the government authorities. Total tax savings of C9I Beijing from the EIT exemption were RMB 35,865,045, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

In November 2008, Shanghai IT received approval from certain government authorities to be qualified as a HNTE. This approval entitles Shanghai IT to enjoy a 15% preferential EIT rate during the period from 2008 to 2010. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2011, Shanghai IT re-applied for its HNTE qualification and obtained approval. This approval entitles Shanghai IT to enjoy a 15% preferential EIT rate during the period from 2011 to 2013. Total tax savings of Shanghai IT were nil for the years ended December 31, 2009, 2010 and 2011, respectively.

United States

The Group’s subsidiaries in the U.S. are registered in the state of California and are subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 8.84%, respectively.

Composition of income tax benefit (expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax (expense) benefit	(1,871,215)	39,061	(165)	(26)
China	(1,871,215)	39,061	(165)	(26)
Other jurisdictions	0	0	0	0
Deferred taxation	69,182,452	131,458,011	56,216,109	8,931,839
China	69,182,452	56,671,847	20,125,336	3,197,594
Other jurisdictions	0	74,786,164	36,090,773	5,734,245
Change in valuation allowance	(61,775,371)	(138,865,092)	(56,216,109)	(8,931,839)
China	(61,775,371)	(64,078,928)	(20,125,336)	(3,197,594)
Other jurisdictions	0	(74,786,164)	(36,090,773)	(5,734,245)

Income tax (expense) benefit	5,535,866	(7,368,020)	(165)	(26)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2009	For the year ended December 31, 2010	For the year ended December 31, 2011

PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(15%)	(4%)	1%
Change of prior year deferred tax assets	0%	0%	(5%)
Change of valuation allowance	(15%)	(15%)	(19%)
(Income) not subject to tax and non-deductible expenses, net	(8%)	(9%)	1%
Effect of tax holidays	3%	(1%)	0%
Effect of future tax rate change	11%	3%	0%
Effect of expired net operating loss carry forwards	0%	0%	(3%)

Effective EIT rate	1%	(1%)	0%

Significant components of deferred tax assets

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	4,719,640	4,719,622	749,873
Temporary differences related to provision for advances to suppliers	2,085,908	0	0
Temporary differences related to provision for doubtful accounts	6,080,201	0	0
Temporary differences related to prepaid royalties	7,795,758	4,495,406	714,248
Other	939,162	1,721,596	273,534

Total current deferred tax assets	21,620,669	10,936,624	1,737,655
Less: Valuation allowance	(21,620,669)	(10,936,624)	(1,737,655)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	19,516,778	13,139,782	2,087,701
Startup expenses and advertising fee	5,929,990	9,818,616	1,560,021
Temporary differences related to research and development credits	2,916,809	5,368,367	852,948
Temporary differences related to equity investment	0	5,619,339	892,823
Foreign tax credits	16,358,069	15,563,223	2,472,747
Temporary differences related to provision for prepayment for equipment	11,625,000	5,000,000	794,420
Tax loss carry forwards	179,160,426	247,897,899	39,387,009

Total non-current deferred tax assets	235,507,072	302,407,226	48,047,669
Less: Valuation allowance	(235,507,072)	(302,407,226)	(48,047,669)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,803,848	5,521,837	877,331

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2011
	RMB	RMB	US$
			(Note 3)
Balance at January 1	118,262,649	257,127,741	40,853,484
Increase in valuation allowance	138,865,092	56,216,109	8,931,840

Balance at December 31	257,127,741	313,343,850	49,785,324

For the years ended December 31, 2010 and 2011, additional valuation allowance of approximately RMB138.9 million and RMB56.2 million was provided respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2011, the Group’s PRC subsidiaries had net operating loss carry forwards of RMB638.0 million, of which RMB2.8 million, RMB16.5 million, RMB133.9 million, RMB246.7 million and RMB238.2 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively. The Group has provided a full valuation allowance as it is not more likely than not that the net operation losses can be utilized before expiry.

As of December 31, 2011, Red 5 had net operating loss carry forwards for federal and state income tax purposes of approximately $35.2 million and $35.2 million, respectively, which will begin to expire in 2026 and 2020, respectively. Red 5 also had credits for increasing research activities available to offset future federal and state taxes payable of approximately US$0.7 million and US $0.7 million, respectively, that will begin to expire in 2026 for federal purposes and which have no expiration for state purposes. Red 5 had foreign tax credits for federal purposes of approximately US$2.5 million, which begin to expire in 2016. Pursuant to US tax laws and regulations, the utilization of an acquired entity’s net operation losses and credits are subject to annual limitation computed based on the fair value of the acquired entity. As a result of the limitation, the Group provided a full valuation allowance as it is not more likely than not that the net operation losses and credits carry forward can be utilized before expiry.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of December 31, 2009, 2010 and 2011.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any accumulated earnings as of December 31, 2009, 2010 and 2011.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2009, 2010 and 2011. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2009, 2010 and 2011, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2011, the Group is subject to examination of the PRC tax authorities. Red 5’s federal income tax returns and state income tax returns for 2005 through 2011 are open tax years, subject to examination by the relevant tax authorities.